Financial assets at amortized cost - Loans and Advances to Financial Institutions (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Banks [Abstract]
Loans and advances to financial institutions	$ 16,432,085	$ 13,903,746
Allowances for ECL	(980,641)	(725,747)
TOTAL	$ 15,451,444	$ 13,177,999